Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 27, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2020

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED DECEMBER 27, 2019

OF WESTERN ASSET U.S. TREASURY RESERVES (the “Fund”)

The following replaces the introductory narrative, fee table and footnotes and expense example in the section of the Fund’s Summary Prospectus and Prospectus entitled “Fees and expenses of the fund”:

The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table and examples below.

Shareholder fees
(fees paid directly from your investment)
	Class N	Service Shares
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Small account fee[1]	$15	None

Annual fund operating expenses (%)[2]
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Service Shares
Management fees[2]	0.45	0.45
Distribution and/or service (12b-1) fees	0.10[3]	0.50
Other expenses[4]	0.08	3.70
Total annual fund operating expenses[2]	0.63	4.65
Fees waived and/or expenses reimbursed[5]	(0.03)	(3.65)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.60	1.00

[1]
If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[2]
The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of U.S. Treasury Reserves Portfolio. Provisions in the fund’s management agreement require the aggregate management fee of the fund and U.S. Treasury Reserves Portfolio not to exceed 0.45%. The gross expenses in the financial highlights do not reflect the reduction in the fund’s management fee by the amount paid by the fund for its allocable share of the management fee paid to U.S. Treasury Reserves Portfolio.

[3]
Class N shares may pay a fee of up to 0.25% of average daily net assets pursuant to the fund’s Rule 12b-1 plan. Effective September 16, 2020, the Board of Trustees has determined that, such payments shall not exceed 0.10% of average daily net assets attributable to Class N shares. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ approval.

[4]	“Other expenses” have been restated to reflect current expenses.

[5]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.60% for Class N shares and 1.00% for Service Shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ approval. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•
Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class N (with or without redemption at end of period)	61	198	347	783
Service Shares (with or without redemption at end of period)	102	1,072	2,050	4,523

The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio, which has the same investment objective and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.

Western Asset U.S. Treasury Reserves
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2020

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED DECEMBER 27, 2019

OF WESTERN ASSET U.S. TREASURY RESERVES (the “Fund”)

The following replaces the introductory narrative, fee table and footnotes and expense example in the section of the Fund’s Summary Prospectus and Prospectus entitled “Fees and expenses of the fund”:

The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table and examples below.

Shareholder fees
(fees paid directly from your investment)
	Class N	Service Shares
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Small account fee[1]	$15	None

Annual fund operating expenses (%)[2]
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Service Shares
Management fees[2]	0.45	0.45
Distribution and/or service (12b-1) fees	0.10[3]	0.50
Other expenses[4]	0.08	3.70
Total annual fund operating expenses[2]	0.63	4.65
Fees waived and/or expenses reimbursed[5]	(0.03)	(3.65)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.60	1.00

[1]
If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[2]
The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of U.S. Treasury Reserves Portfolio. Provisions in the fund’s management agreement require the aggregate management fee of the fund and U.S. Treasury Reserves Portfolio not to exceed 0.45%. The gross expenses in the financial highlights do not reflect the reduction in the fund’s management fee by the amount paid by the fund for its allocable share of the management fee paid to U.S. Treasury Reserves Portfolio.

[3]
Class N shares may pay a fee of up to 0.25% of average daily net assets pursuant to the fund’s Rule 12b-1 plan. Effective September 16, 2020, the Board of Trustees has determined that, such payments shall not exceed 0.10% of average daily net assets attributable to Class N shares. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ approval.

[4]	“Other expenses” have been restated to reflect current expenses.

[5]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.60% for Class N shares and 1.00% for Service Shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ approval. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•
Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class N (with or without redemption at end of period)	61	198	347	783
Service Shares (with or without redemption at end of period)	102	1,072	2,050	4,523

The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio, which has the same investment objective and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table and examples below.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of U.S. Treasury Reserves Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio, which has the same investment objective and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.
Western Asset U.S. Treasury Reserves | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	$ 15	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2],[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.60%	[2]
1 year	rr_ExpenseExampleYear01	$ 61
3 years	rr_ExpenseExampleYear03	198
5 years	rr_ExpenseExampleYear05	347
10 years	rr_ExpenseExampleYear10	783
1 year	rr_ExpenseExampleNoRedemptionYear01	61
3 years	rr_ExpenseExampleNoRedemptionYear03	198
5 years	rr_ExpenseExampleNoRedemptionYear05	347
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 783
Western Asset U.S. Treasury Reserves | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Other expenses	rr_OtherExpensesOverAssets	3.70%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.65%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(3.65%)	[2],[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.00%	[2]
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	1,072
5 years	rr_ExpenseExampleYear05	2,050
10 years	rr_ExpenseExampleYear10	4,523
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	1,072
5 years	rr_ExpenseExampleNoRedemptionYear05	2,050
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 4,523

[1]	If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.
[2]	The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of U.S. Treasury Reserves Portfolio. Provisions in the fund’s management agreement require the aggregate management fee of the fund and U.S. Treasury Reserves Portfolio not to exceed 0.45%. The gross expenses in the financial highlights do not reflect the reduction in the fund’s management fee by the amount paid by the fund for its allocable share of the management fee paid to U.S. Treasury Reserves Portfolio.
[3]	Class N shares may pay a fee of up to 0.25% of average daily net assets pursuant to the fund’s Rule 12b-1 plan. Effective September 16, 2020, the Board of Trustees has determined that, such payments shall not exceed 0.10% of average daily net assets attributable to Class N shares. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ approval.
[4]	“Other expenses” have been restated to reflect current expenses.
[5]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.60% for Class N shares and 1.00% for Service Shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ approval. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.